Document And Entity Information	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	EUROSEAS LTD.
Document Type	6-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		45,319,605
Amendment Flag	false
Entity Central Index Key	0001341170
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2